Fair Value of Financial Instruments and Risk Management - Risk Management - Additional Information (Detail) - CAD ($)			12 Months Ended
	Nov. 23, 2018	Jun. 18, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Unrealized gain on cash flow hedges, net of tax			$ 2,000,000	$ 0
Accumulated other comprehensive income related to cash flow hedges			$ 9,849,000,000	9,622,000,000	$ 10,231,000,000
Maximum term of hedges			3 years
Amounts reclassified to results of operations			$ 0	0
Provision for bad debts			$ 22,000,000	$ 21,000,000	$ 29,000,000
Maximum public offering amount		$ 4,000,000,000
Public offering period		25 months
Minimum [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, period			60 days
Aged More Than 60 Days [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Account receivable, percentage			5.00%	5.00%
Hydro One Holdings Limited [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Maximum public offering amount	$ 3,000,000,000
Public offering period	25 months
Accumulated Gain (Loss), Net, Cash Flow Hedge, Parent [Member]
Market Risk, Credit Risk And Liquidity Risk [Line Items]
Accumulated other comprehensive income related to cash flow hedges			$ 2,000,000	$ 0